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                                              NEW ENGLAND LIFE INSURANCE COMPANY
                                              501 BOYLSTON STREET
                                              BOSTON, MA  02116-3700

                                              May 2, 2012

VIA EDGAR TRANSMISSION
Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:  New England Life Insurance Company
New England Variable Annuity Separate Account
American Growth Series
File Nos. 033-85442/811-08828
Rule 497(j) Certification

Members of the Commission:

On behalf of New England Life Insurance Company (the "Company") and New England Variable Annuity Separate Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus, Prospectus Supplement and Statement of Additional Information ("SAI") each dated April 30, 2012, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus, Prospectus Supplement and SAI contained in Post-Effective Amendment No. 25 for the Account filed electronically with the Commission on April 25, 2012.

If you have any questions, please contact me at (617) 578-3514.

                                        Sincerely,


                                        /s/ Michele H. Abate
                                        ----------------------------------------
                                        Michele H. Abate
                                        Assistant General Counsel
                                        Metropolitan Life Insurance Company